TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
		December 31,
		2025	2024
1.	Provided in respect of the following:
	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$45,101	$34,030
	Property, equipment and intangibles	34,817	28,645
	Inventory accrual	3,058	2,268
	Vacation accrual	775	662
	Supplementary tax advances	2,329	1,530
	Research and development costs	6,017	7,056
	Other temporary differences	4,176	883

	Gross deferred tax assets	96,273	75,074

	Valuation allowance	(69,173)	(57,667)

	Net deferred tax assets	27,100	17,407

	Gross deferred tax liabilities:
	Property, equipment and intangibles	(11,542)	(5,511)

	Gross deferred tax liabilities	(11,542)	(5,511)

	Net deferred tax assets	$15,558	$11,896

*)	The amounts are presented after reduction for unrecognized tax benefits of $3,532 and $3,241 as of December 31, 2025 and 2024, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31, 2025
	Amount	Percent
Israeli statutory corporate tax rate	$4,350	23%
Foreign tax effects
Peru
Statutory tax rate difference between Israel and Peru	1,726	9%
Exempt income from arbitrations	(1,453)	(8)%
Exempt subsidy income	(18,334)	(97)%
Non-deductible subsidy related expenses	2,658	14%
Changes in valuation allowance	6,746	36%
Non-deductible indirect tax-related expenses	1,156	6%
Unrecognized deferred tax assets	1,536	8%
Other adjustments	(148)	(1)%
United States
Statutory tax rate difference between Israel and United States	376	2%
Research and development tax credits	(900)	(5)%
State taxes	(883)	(5)%
Other adjustments	311	2%
Other foreign jurisdictions	219	1%
Non-deductible expenses
Share based compensation	1,148	6%
Changes in earn-out fair value	3,702	20%
Imputed income for tax purposes	1,884	10%
Exchange rate movement	(3,866)	(20)%
Withholding taxes	497	3%
Preferred tax rate differential	(2,562)	(14)%
Other adjustments	28	0%

Effective tax rate	$(1,809)	(10)%

	Year ended December 31,
	2024	2023
Income before taxes on income, as reported in the consolidated statements of income	$29,201	$28,194

Statutory tax rate	23.0%	23.0%

Theoretical taxes on income	$6,716	$6,485
Currency differences	1,324	(1,212)
Tax adjustment in respect of different tax rates	1,313	501
Changes in valuation allowance	1,176	322
Expiration of carryforward tax losses	4,033	2,814
Exempt subsidy income	(9,537)	(5,257)
Exempts income from arbitrations	(4,035)	(975)
Nondeductible expenses and other differences	3,362	2,012

	$4,352	$4,690

Schedule of Taxes on Income
	Year ended December 31,
	2025	2024	2023

Current	$1,197	$2,355	$2,380
Deferred	(3,006)	1,997	2,310

	$(1,809)	$4,352	$4,690

	Year ended December 31,
	2025	2024	2023

Domestic	$2,790	$4,385	$2,938
Foreign	(4,599)	(33)	1,752

	$(1,809)	$4,352	$4,690

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2025	2024	2023

Domestic	$8,575	$13,207	$24,532
Foreign	10,339	15,994	3,662

	$18,914	$29,201	$28,194

Schedule of Unrecognized Tax Benefits
	December 31,
	2025	2024

Balance at beginning of year	$3,594	$3,397
Decrease in tax positions for prior years, net	(44)	(221)
Increase in tax positions for current year	330	417

Balance at the end of year *)	$3,880	$3,594

Schedule Of Taxes Paid In Cash
Year ended December 31,
2025

Israel	$369
Foreign:
Moldova	395
Brazil	384
United States	274
Other foreign jurisdictions	154

Total	$1,576